Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000914529
Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide current income exempt from regular federal income tax.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 20 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 20 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations with final maturities of between ten and twenty years, the interest on which is exempt from regular federal income tax (the “80% Policy”). For the purposes of the Fund’s 80% Policy, final maturity is defined as (i) the stated final maturity of a callable bond; (ii) the pre-refunded date of an existing pre-refunded bond; (iii) the earliest put date of a put bond or (iv) the monthly re-set date of a municipal floating-rate bond or obligation. For municipal obligations held by the Fund that become pre-refunded after the Fund purchases such obligation, the final maturity of such obligation remains the stated maturity. All municipal obligations maturing within a calendar year will be defined as having the same final maturity. At least 90% of the Fund’s net assets normally is invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax. With respect to 20% of its net assets, the Fund may invest in municipal obligations that are not exempt from regular federal income tax, direct obligations of the U.S. Treasury and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises.

The Fund invests primarily in general obligation or revenue bonds. In pursuing its investment objective, the Fund seeks to weight investment in obligations such that at least 5% and not more than 15% of its net assets are invested in obligations with a final maturity in a year within the ten-to-twenty year maturity range (the “weighted investment strategy”). The Fund does not have a specific target for its average portfolio duration. When a municipal obligation has a final maturity of less than ten years, the Fund intends to sell that security within a year and reinvest the proceeds in obligations with longer maturities. With respect to the Fund’s weighted investment strategy, the Fund intends to invest at least 5% of its net assets in securities with a final maturity of 20 years within 90 days of the beginning of the calendar year. The Fund’s portfolio is “laddered” by investing in municipal obligations with different final maturities so that some obligations age out of the ten-to-twenty year maturity range during each year.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. The portfolio managers may also trade securities to seek to minimize capital gains to shareholders.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations with final maturities of between ten and twenty years, the interest on which is exempt from regular federal income tax (the “80% Policy”). For the purposes of the Fund’s 80% Policy, final maturity is defined as (i) the stated final maturity of a callable bond; (ii) the pre-refunded date of an existing pre-refunded bond; (iii) the earliest put date of a put bond or (iv) the monthly re-set date of a municipal floating-rate bond or obligation. For municipal obligations held by the Fund that become pre-refunded after the Fund purchases such obligation, the final maturity of such obligation remains the stated maturity. All municipal obligations maturing within a calendar year will be defined as having the same final maturity. At least 90% of the Fund’s net assets normally is invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax. With respect to 20% of its net assets, the Fund may invest in municipal obligations that are not exempt from regular federal income tax, direct obligations of the U.S. Treasury and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Market Risk. The value of investments held by the Fund may increase or decrease in response to economic, political and financial events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Fixed-income markets may experience periods of relatively high volatility in an environment where U.S. treasury yields are rising.

Municipal Obligation Risk. The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of nontraditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flow of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures. Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed income securities with longer durations or maturities. Because the Fund is managed toward an income objective, it may hold more longer duration or maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Credit Risk. Investments in municipal obligations and other debt obligations (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.

Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Risks of Principal Only Investments. Principal only investments entitle the Fund to receive the stated value of such investment when held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than obligations that pay interest currently. The Fund will accrue income on these investments and distribute that income each year. The Fund may be required to sell other investments to obtain cash needed for such income distributions.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of changes in tax laws, adverse interpretations by the relevant taxing authority or the non-compliant conduct of the issuer of an obligation.

Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser, in its operations and is susceptible to operational, information security and related events (such as cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period from December 31, 2015 to December 31, 2018, the highest quarterly total return for Class A was 4.08% for the quarter ended June 30, 2016, and the lowest quarterly return was -5.41% for the quarter ended December 31, 2016. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2018 to March 31, 2019) was 3.85%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return through the end of the most recent calendar quarter (December 31, 2018 to March 31, 2019) was
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Year to Date Return	rr_BarChartYearToDateReturn	3.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period from December 31, 2015 to December 31, 2018, the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.41%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2018
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A, Class C and Class I commenced operations on May 4, 2015. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund | Bloomberg Barclays 15 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	1.38%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.43%
Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
1 Year	rr_ExpenseExampleYear01	$ 538
3 Years	rr_ExpenseExampleYear03	928
5 Years	rr_ExpenseExampleYear05	1,342
10 Years	rr_ExpenseExampleYear10	2,494
1 Year	rr_ExpenseExampleNoRedemptionYear01	538
3 Years	rr_ExpenseExampleNoRedemptionYear03	928
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,342
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,494
Annual Return 2016	rr_AnnualReturn2016	0.67%
Annual Return 2017	rr_AnnualReturn2017	7.45%
Annual Return 2018	rr_AnnualReturn2018	0.40%
One Year	rr_AverageAnnualReturnYear01	(4.40%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2015
Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.50%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.53%
Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.58%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.54%
Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
1 Year	rr_ExpenseExampleYear01	$ 243
3 Years	rr_ExpenseExampleYear03	705
5 Years	rr_ExpenseExampleYear05	1,293
10 Years	rr_ExpenseExampleYear10	2,891
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	705
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,293
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,891
One Year	rr_AverageAnnualReturnYear01	(1.32%)
Life of Fund	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2015
Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	398
5 Years	rr_ExpenseExampleYear05	779
10 Years	rr_ExpenseExampleYear10	1,849
1 Year	rr_ExpenseExampleNoRedemptionYear01	41
3 Years	rr_ExpenseExampleNoRedemptionYear03	398
5 Years	rr_ExpenseExampleNoRedemptionYear05	779
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,849
One Year	rr_AverageAnnualReturnYear01	0.56%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2015

[1]	The investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.65% for Class A shares, 1.40% for Class C shares and 0.40% for Class I shares. This expense reimbursement will continue through May 31, 2020. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.